NET LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
NET LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS
NOTE 13: NET LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Year ended December 31,
	2023	2022	2021
Numerator:
Net loss	$(56,753)	$(108,350)	$(80,293)
Net loss attributable to non-controlling interest	(266)	(743)	(1,169)
Adjustment attributable to non-controlling interest	2,649	(14,979)	16,689
Net loss attributable to WalkMe Ltd.	$(59,136)	$(92,628)	$(95,813)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	88,912,397	85,116,424	51,763,032
Net loss per share attributable to ordinary shareholders, basic and diluted	$(0.67)	$(1.09)	$(1.85)

The potential shares of ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Year ended December 31,
	2023	2022	2021
Convertible preferred shares	-	-	26,972,186
RSU’s	7,141,801	5,759,365	732,157
Outstanding share options and share purchase rights under ESPP	11,991,061	13,676,853	14,143,816
Total	19,132,862	19,436,218	41,848,159